Non-Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-Financial Assets
Advance payments	€ 7,998	€ 4,069
Prepaid expenses	1,771	9,418
Total non-current non-financial assets	9,769	13,487
Value added tax claims	6,072	1,696
Current prepaid expenses	16,299	16,241
Miscellaneous other current non-financial assets	410	711
Total current non-financial assets	22,781	18,648
Total non-financial assets	€ 32,550	€ 32,135